STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 19, 2022	Dec. 20, 2021	Dec. 20, 2020	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues					$ 501,000
Sale of Stock, Percentage of Ownership after Transaction				89.00%
Manuka Ltd [Member]
Class of Stock [Line Items]
Percentage of outstanding shares acquired				89.00%
Common Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				33,791,641
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock				$ 0.01
Number of common shares issued upon conversion of preferred stock				600
Series D Convertible Preferred Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				110,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock				$ 0.01
Number of common shares issued upon conversion of preferred stock				1,453.65
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock				$ 0.01	$ 0.01
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock				$ 0.01
Number of common shares issued upon conversion of preferred stock				1,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock				$ 0.01	$ 0.01
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 500	$ 500,000
Sale of Stock, Percentage of Ownership after Transaction		17.24%	17.24%
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,439,650	5,439,650
Securities Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		18,966	18,966
Agreement with a services provider [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent	2.25%
Number of common stock issued upon exercise of options				2,242,509